Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 4,961	$ 4,111	$ 3,808
Share-based payment	1,352	643	244
Payment processing fees	520	589	485
Media costs			1,506
Professional fees	455	143	136
Marketing	1,145	1,059	699
Amortization and impairment of intangible assets and depreciation	187	155	2,765
Other and overheads	509	333	392
Total of selling and marketing expenses	$ 9,129	$ 7,033	$ 10,035